FPA PARAMOUNT FUND, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO PROSPECTUS DATED JANUARY 28, 2014

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

FPA PARAMOUNT FUND, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2014

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

The Board of Directors of FPA Paramount Fund, Inc. (the "Fund"), announced today that Christopher H. Thomas, the Fund's Chief Compliance Officer, will resign as an officer of the Fund effective June 30, 2014. Additionally, the Board announced that effective June 30, 2014, Leora R. Weiner, Esq. will serve as the Chief Compliance Officer of the Fund.

Effective on June 30, 2014, references to Christopher H. Thomas will be deleted from the Fund's Statement of Additional Information and Leora R. Weiner will be added to the Statement of Additional Information, and it will be revised as described below.

The Section in the Fund's Statement of Additional Information entitled "OFFICERS" is deleted and replaced as follows:

OFFICERS

NAME/AGE/ADDRESS*	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Gregory A. Herr, 41	Co-President & Co-Chief Investment Officer	2011

Managing Director of First Pacific Advisors, LLC (since August 2013). Vice President and Portfolio Manager of FPA Perennial Fund, Inc. (since August 2013) and of Source Capital, Inc. (since August 2013). Vice President of First Pacific Advisors, LLC from April 2007 to August 2013.

Pierre O. Py, 37	Co-President & Co-Chief Investment Officer	2011

Managing Director of First Pacific Advisors, LLC (since January 2013). President and Chief Investment Officer (since November 2013), and Portfolio Manager (since December 2011) of FPA International Value Fund. Vice President of First Pacific Advisors, LLC from September 2011 to December 2012; senior international investment analyst at Harris Associates from October 2005 to December 2010.

J. Richard Atwood, 53	Treasurer	1997

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC for more than the past five years. Treasurer of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund).

Sherry Sasaki, 58	Secretary	1982

Assistant Vice President and Secretary of First Pacific Advisors, LLC for more than the past five years; and Secretary of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund).

Leora R. Weiner, Esq., 43	Chief Compliance Officer	2014

Managing Director, General Counsel and Chief Compliance Officer of First Pacific Advisors, LLC (since June 2014); and Chief Compliance Officer of each FPA Fund (since June 2014). Former Managing Director (since March 2013), General Counsel (since September 2012) and Chief Compliance Officer (since August 2010) of Tradewinds Global Investors, LLC, a Nuveen Investments Company, to June 2014. Various officerships held at Nuveen from August 2008 until transfer to Tradewinds in August 2010.

NAME/AGE/ADDRESS*	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
E. Lake Setzler III, 46	Assistant Treasurer	2006

Senior Vice President (since January 2013) and Controller of First Pacific Advisors, LLC; and Assistant Treasurer of each FPA Fund for more than the past five years (since December 2011 for FPA International Value Fund). Vice President of First Pacific Advisors, LLC from December 2005 to December 2012.

Michael P. Gomez, 28	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at PricewaterhouseCoopers LLP from September 2007 to May 2010.

*  The address of each officer is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.